Balance Sheet Components - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Balance Sheet Related Disclosures [Abstract]
Depreciation and amortization	$ 45.6	$ 48.5	$ 53.3
Tangible asset impairment charges	$ 0.0	$ 7.0	$ 72.3